Offerings	Mar. 20, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	4,023,391
Proposed Maximum Offering Price per Unit | $ / shares	188.2
Maximum Aggregate Offering Price	$ 757,202,186.2
Fee Rate	0.01531%
Amount of Registration Fee	$ 115,927.66
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s Class A common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Class A common stock.
(2)Rounded up to the nearest cent.
(3)The Registrant does not have any fee offsets.
Represents an automatic annual increase equal to 4,023,391 shares of Registrant’s Class A common stock, which is 5% of the total number of shares of the Registrant’s capital stock outstanding on the last day of the immediately preceding fiscal year to the aggregate number of shares of the Registrant’s Class A common stock reserved for issuance under, and which annual increase is provided by, the Registrant’s 2016 Equity Incentive Plan (as amended, the “2016 Plan”).
(5)Estimated in accordance with Rule 457(c) and (h) solely for purposes of calculating the registration fee on the basis of $188.20, the average of the high and low prices of the Registrant’s Class A common stock as reported on the Nasdaq Global Select Market on March 18, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	804,678
Proposed Maximum Offering Price per Unit | $ / shares	159.97
Maximum Aggregate Offering Price	$ 128,724,339.66
Fee Rate	0.01531%
Amount of Registration Fee	$ 19,707.7
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s Class A common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Class A common stock.
(2)Rounded up to the nearest cent.
(3)The Registrant does not have any fee offsets.
Represents an automatic increase equal to 1% of the total number of shares of the Registrant’s capital stock outstanding on the last day of the immediately preceding fiscal year to the aggregate number of shares of the Registrant’s Class A common stock reserved for issuance under, and which annual increase is provided by, the Registrant’s 2017 Employee Stock Purchase Plan (the “2017 ESPP”).
(7)Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $159.97, the average of the high and low prices of the Registrant’s Class A common stock as reported on the Nasdaq Global Select Market on March 18, 2025, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2017 ESPP.